Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

A, C, Select Shares | JPMorgan International Currency Income Fund
JPMorgan International Currency Income Fund Class/Ticker: A/JCIAX; C/JNCCX; Select/JCISX
What is the goal of the Fund?
The Fund seeks to provide a high total return primarily from a portfolio of fixed income and other debt securities denominated in foreign currencies.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 30 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan International Currency Income Fund	Class A		Class C	Select Class
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan International Currency Income Fund		Class A	Class C	Select Class
Management Fees		0.55%	0.55%	0.55%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.39%	0.39%	0.39%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.23%	1.73%	0.98%
Fee Waivers and Expense Reimbursements	[1]	(0.39%)	(0.14%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.84%	1.59%	0.64%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80%, 1.55% and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan International Currency Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	458	714	989	1,775
CLASS C SHARES	262	531	925	2,029
SELECT CLASS SHARES	65	278	509	1,170

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan International Currency Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	458	714	989	1,775
CLASS C SHARES	162	531	925	2,029
SELECT CLASS SHARES	65	278	509	1,170

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is managed with the objective of delivering a high total return through exposure to fixed income and other debt securities denominated in foreign currencies. Under normal circumstances, the Fund will invest at least 80% of its Assets in fixed income and other debt securities denominated in foreign currencies, or instruments that have similar economic characteristics. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will invest in securities of foreign issuers in both developed and emerging markets that are primarily governments, quasi-government and government agencies, and to a lesser extent, corporations. There is no limit on the number of countries in which the Fund may invest and the Fund may focus its investments in a single country or small group of countries at any time.

The Fund invests primarily in securities that are rated investment grade or unrated securities of quality deemed comparable by the adviser. Under normal circumstances, at least 75% of the Fund’s securities will be rated AAA or better by Moody’s Investors Service (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Rating (Fitch), or the unrated equivalent. The Fund may invest up to 10% of its assets in below investment grade securities (also called junk bonds).

The Fund predominantly invests in securities denominated in foreign currencies, although it may also invest up to 20% of its Assets in U.S. dollar-denominated securities, including affiliated money market funds, primarily for cash management purposes and to satisfy asset coverage requirements for the Fund’s derivative positions. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards as a substitute for securities in which the Fund can invest. Consistent with the Fund’s strategies to invest in securities denominated in foreign currencies, the Fund will not hedge its non-dollar investments back to the U.S. dollar. Rather, the Fund typically uses foreign currency derivatives including forward foreign currency contracts to increase income or gain to the Fund, as part of its risk management process to establish or adjust the Fund’s exposure to particular foreign currencies, and to hedge an investment in one currency back to another foreign currency.

The adviser buys and sells securities and investments for the Fund based on its view of currency, interest rates, and sectors. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, currency risk, credit risk and the complex legal and technical structure of the transaction. With respect to currency management, the adviser adjusts the exposure of the portfolio to overweight or underweight individual currencies relative to a broad basket of international currencies.

The Fund is non-diversified.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Foreign Securities and Emerging Market Risk. Investments in foreign currencies, foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets.” The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Derivative Risk. Derivatives, including futures contracts, options, swaps, forwards including non-deliverable forwards, and foreign currency derivatives including forward foreign currency contracts, may be riskier than other types of investments and may increase volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Investment Company Risk. The Fund invests in affiliated J.P. Morgan money market funds for cash management purposes and to support its derivative investments. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of other investment companies.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and life of the Fund. The table compares that performance to the Barclays Global Treasury Ex-U.S. 1–3 Year Index, a broad-based securities market index and the Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index, as well as the Lipper Currency Funds Average. The Lipper index is based on the total return of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Subsequent to the inception of the Fund on 3/30/07 until 11/3/09, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2008	7.31%
Worst Quarter	3rd quarter, 2008	-5.61%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2012)
Average Annual Total Returns A, C, Select Shares JPMorgan International Currency Income Fund	Past 1 Year	Past 5 Years	Life of Fund	Inception Date
SELECT CLASS SHARES	4.06%	3.43%	4.25%	Mar 30, 2007
SELECT CLASS SHARES Return After Taxes on Distributions	4.06%	2.75%	3.54%	Mar 30, 2007
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	2.64%	2.54%	3.23%	Mar 30, 2007
CLASS A SHARES	none	2.43%	3.33%	Mar 30, 2007
CLASS C SHARES	2.08%	2.48%	3.31%	Mar 30, 2007
BARCLAYS GLOBAL TREASURY EX-U.S. 1-3 YEAR INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(1.52%)	3.50%	4.77%
BARCLAYS GLOBAL EX-USD BENCHMARK CURRENCY (TRADE-WEIGHTED) INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	3.14%	1.40%	2.40%
LIPPER CURRENCY FUNDS AVERAGE	4.29%	1.90%	2.79%

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
A, C, Select Shares | JPMorgan International Currency Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan International Currency Income Fund Class/Ticker: A/JCIAX; C/JNCCX; Select/JCISX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high total return primarily from a portfolio of fixed income and other debt securities denominated in foreign currencies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 30 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is managed with the objective of delivering a high total return through exposure to fixed income and other debt securities denominated in foreign currencies. Under normal circumstances, the Fund will invest at least 80% of its Assets in fixed income and other debt securities denominated in foreign currencies, or instruments that have similar economic characteristics. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will invest in securities of foreign issuers in both developed and emerging markets that are primarily governments, quasi-government and government agencies, and to a lesser extent, corporations. There is no limit on the number of countries in which the Fund may invest and the Fund may focus its investments in a single country or small group of countries at any time.

The Fund invests primarily in securities that are rated investment grade or unrated securities of quality deemed comparable by the adviser. Under normal circumstances, at least 75% of the Fund’s securities will be rated AAA or better by Moody’s Investors Service (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Rating (Fitch), or the unrated equivalent. The Fund may invest up to 10% of its assets in below investment grade securities (also called junk bonds).

The Fund predominantly invests in securities denominated in foreign currencies, although it may also invest up to 20% of its Assets in U.S. dollar-denominated securities, including affiliated money market funds, primarily for cash management purposes and to satisfy asset coverage requirements for the Fund’s derivative positions. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards as a substitute for securities in which the Fund can invest. Consistent with the Fund’s strategies to invest in securities denominated in foreign currencies, the Fund will not hedge its non-dollar investments back to the U.S. dollar. Rather, the Fund typically uses foreign currency derivatives including forward foreign currency contracts to increase income or gain to the Fund, as part of its risk management process to establish or adjust the Fund’s exposure to particular foreign currencies, and to hedge an investment in one currency back to another foreign currency.

The adviser buys and sells securities and investments for the Fund based on its view of currency, interest rates, and sectors. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, currency risk, credit risk and the complex legal and technical structure of the transaction. With respect to currency management, the adviser adjusts the exposure of the portfolio to overweight or underweight individual currencies relative to a broad basket of international currencies.

		The Fund is non-diversified.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Foreign Securities and Emerging Market Risk. Investments in foreign currencies, foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets.” The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Derivative Risk. Derivatives, including futures contracts, options, swaps, forwards including non-deliverable forwards, and foreign currency derivatives including forward foreign currency contracts, may be riskier than other types of investments and may increase volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Investment Company Risk. The Fund invests in affiliated J.P. Morgan money market funds for cash management purposes and to support its derivative investments. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of other investment companies.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and life of the Fund. The table compares that performance to the Barclays Global Treasury Ex-U.S. 1–3 Year Index, a broad-based securities market index and the Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index, as well as the Lipper Currency Funds Average. The Lipper index is based on the total return of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Subsequent to the inception of the Fund on 3/30/07 until 11/3/09, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays Global Treasury Ex-U.S. 1–3 Year Index, a broad-based securities market index and the Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index, as well as the Lipper Currency Funds Average. The Lipper index is based on the total return of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2008	7.31%
Worst Quarter	3rd quarter, 2008	-5.61%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan International Currency Income Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[2]
1 Year	rr_ExpenseExampleYear01	458
3 Years	rr_ExpenseExampleYear03	714
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	1,775
1 Year	rr_ExpenseExampleNoRedemptionYear01	458
3 Years	rr_ExpenseExampleNoRedemptionYear03	714
5 Years	rr_ExpenseExampleNoRedemptionYear05	989
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,775
Past 1 Year	rr_AverageAnnualReturnYear01	none
Past 5 Years	rr_AverageAnnualReturnYear05	2.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
A, C, Select Shares | JPMorgan International Currency Income Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.59%	[2]
1 Year	rr_ExpenseExampleYear01	262
3 Years	rr_ExpenseExampleYear03	531
5 Years	rr_ExpenseExampleYear05	925
10 Years	rr_ExpenseExampleYear10	2,029
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	531
5 Years	rr_ExpenseExampleNoRedemptionYear05	925
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,029
Past 1 Year	rr_AverageAnnualReturnYear01	2.08%
Past 5 Years	rr_AverageAnnualReturnYear05	2.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
A, C, Select Shares | JPMorgan International Currency Income Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.64%	[2]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,170
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,170
2008	rr_AnnualReturn2008	0.03%
2009	rr_AnnualReturn2009	7.93%
2010	rr_AnnualReturn2010	5.81%
2011	rr_AnnualReturn2011	(0.46%)
2012	rr_AnnualReturn2012	4.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.61%)
Past 1 Year	rr_AverageAnnualReturnYear01	4.06%
Past 5 Years	rr_AverageAnnualReturnYear05	3.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
A, C, Select Shares | JPMorgan International Currency Income Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
A, C, Select Shares | JPMorgan International Currency Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.64%
Past 5 Years	rr_AverageAnnualReturnYear05	2.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2007
A, C, Select Shares | JPMorgan International Currency Income Fund | BARCLAYS GLOBAL TREASURY EX-U.S. 1-3 YEAR INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.52%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.77%
A, C, Select Shares | JPMorgan International Currency Income Fund | BARCLAYS GLOBAL EX-USD BENCHMARK CURRENCY (TRADE-WEIGHTED) INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.14%
Past 5 Years	rr_AverageAnnualReturnYear05	1.40%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.40%
A, C, Select Shares | JPMorgan International Currency Income Fund | LIPPER CURRENCY FUNDS AVERAGE
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.29%
Past 5 Years	rr_AverageAnnualReturnYear05	1.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.79%

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80%, 1.55% and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund
JPMorgan Ex-G4 Currency Strategies Fund Class/Ticker: A/EXGAX; C/EXGCX; Select/EXGSX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 30 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan Ex-G4 Currency Strategies Fund	Class A		Class C	Select Class
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan Ex-G4 Currency Strategies Fund		Class A	Class C	Select Class
Management Fees		0.55%	0.55%	0.55%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.72%	1.40%	0.78%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.47%	1.15%	0.53%
Acquired Fund Fees and Expenses		0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		1.62%	2.80%	1.43%
Fee Waivers and Expense Reimbursements	[1]	(0.72%)	(1.15%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.90%	1.65%	0.70%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees��� deferred compensation plan) exceed 0.80%, 1.55% and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan Ex-G4 Currency Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	463	799	1,158	2,166
CLASS C SHARES	268	759	1,377	3,045
SELECT CLASS SHARES	72	381	712	1,650

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan Ex-G4 Currency Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	463	799	1,158	2,166
CLASS C SHARES	168	759	1,377	3,045
SELECT CLASS SHARES	72	381	712	1,650

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to provide exposure to a combination of currencies other than G4 currencies. The G4 currencies are the U.S. Dollar, Euro, Yen and the Pound Sterling (GBP). “Currency Strategies” in the Fund’s name refers to the Fund’s strategies of investing in debt securities and using derivatives to gain exposure to non-G4 currencies and to hedge U.S. dollar investments to other currencies.

The Fund will invest in debt securities of foreign issuers in both developed and emerging markets that are governments, quasi-government, supranational, and government agencies, and to a lesser extent, corporations. As part of its principal strategies, the Fund may utilize debt securities structured as bonds, variable and floating rate instruments, and structured investments including currency-linked notes. There is no limit on the number of countries in which the Fund may invest and the Fund may focus its investments in a single country or small group of countries at any time.

In addition to investments in securities, the Fund will use derivatives to gain exposure to non-G4 countries and currencies. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards as a substitute for securities in which the Fund can invest. The Fund typically uses foreign currency derivatives including forward foreign currency contracts to seek to increase income or gain to the Fund, as part of its risk management process to establish or adjust the Fund’s exposure to particular foreign currencies, to hedge an investment in one foreign currency back to another foreign currency and to hedge U.S. dollar investments to non-G4 currencies.

To maintain asset coverage requirements for the Fund’s derivative positions and for short-term investment and cash management purposes, the Fund may invest its assets in U.S. dollar-denominated investments such as registered investment companies including a J.P. Morgan money market fund, securities issued by the U.S. government and its agencies, or other U.S. dollar-denominated investments. Consistent with the Fund’s strategy of providing exposure to non-G4 currencies, the Fund will use currency derivatives to hedge its U.S. dollar-denominated investments back to non-G4 currencies but may not always be able to do so.

Under normal circumstances, at least 50% of the Fund’s total assets will be rated AAA or the equivalent by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch) or the unrated equivalent. The Fund may invest up to 10% of its total assets in below investment grade securities (also called junk bonds). The Fund seeks to maintain a duration of two years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than two years. Duration is a measure of the price sensitivity of a debt security or a derivative or a portfolio of debt securities and/or derivatives to relative changes in interest rates. For instance, a duration of “two” means that an instrument’s or portfolio’s price would be expected to decrease by approximately 2% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The adviser will seek to achieve the Fund’s objective by actively managing the Fund’s exposure to currencies, interest rates, and sectors. The adviser actively manages interest rate exposure through duration management, country allocation, and yield curve positioning. The adviser buys and sells securities and investments for the Fund based on its view of currency, interest rates, and sectors. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, currency risk, credit risk, investor flows and the complex legal and technical structure of the transactions. With respect to currency management, the adviser adjusts the exposure of the portfolio to overweight or underweight individual currencies relative to a broad basket of international currencies.

The Fund is non-diversified.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Foreign Securities and Emerging Market Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Fund may concentrate its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Derivative Risk. Derivatives, including futures contracts options, swaps and forwards including non-deliverable forwards, may be riskier than other types of investments and may increase volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Strategy Risk. The Fund’s use of foreign currency derivatives including currency forwards may not be effective to gain exposure to a non-G4 currency or to hedge the Fund’s investments in U.S. dollar-denominated investments back to a non-G4 currency. The Fund may invest a significant amount of its assets in U.S. dollar-denominated securities including registered investment companies and U.S. government and agency securities to support its derivative strategies. To the extent that the Fund’s hedging strategy is not successful, the Fund may have exposure to the U.S. dollar because of such investments. In addition, even if the Fund’s hedging strategies are successful, the Fund will be subject to risks associated with its U.S. dollar-denominated securities including interest rate and credit risk as well as risks specific to U.S. government and agency securities and securities of registered investment companies. Shareholders will bear both their proportionate share of the Fund’s expenses and similar expenses of an investment company in which the Fund invests. The Fund’s investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) securities) are subject to government securities risk. Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the Barclays Global Treasury 1–3 Year Index, a broad-based securities market index, the Barclays Global Ex-G4 Benchmark Currency Index, as well as the Lipper Currency Funds Average. The Lipper index is based on the total return of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2012	3.39%
Worst Quarter	2nd quarter, 2012	–2.76%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Average Annual Total Returns A, C, Select Shares JPMorgan Ex-G4 Currency Strategies Fund	Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES	4.90%	2.99%	Nov 30, 2011
SELECT CLASS SHARES Return After Taxes on Distributions	4.44%	2.56%	Nov 30, 2011
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	3.19%	2.30%	Nov 30, 2011
CLASS A SHARES	0.84%	(0.73%)	Nov 30, 2011
CLASS C SHARES	2.97%	2.03%	Nov 30, 2011
BARCLAYS GLOBAL TREASURY 1-3 YEAR INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(0.83%)	(0.94%)
BARCLAYS GLOBAL EX-G4 BENCHMARK CURRENCY INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	5.28%	3.95%
LIPPER CURRENCY FUNDS AVERAGE (Reflects No Deduction for Taxes)	4.29%	2.94%

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Ex-G4 Currency Strategies Fund Class/Ticker: A/EXGAX; C/EXGCX; Select/EXGSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 30 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide exposure to a combination of currencies other than G4 currencies. The G4 currencies are the U.S. Dollar, Euro, Yen and the Pound Sterling (GBP). “Currency Strategies” in the Fund’s name refers to the Fund’s strategies of investing in debt securities and using derivatives to gain exposure to non-G4 currencies and to hedge U.S. dollar investments to other currencies.

The Fund will invest in debt securities of foreign issuers in both developed and emerging markets that are governments, quasi-government, supranational, and government agencies, and to a lesser extent, corporations. As part of its principal strategies, the Fund may utilize debt securities structured as bonds, variable and floating rate instruments, and structured investments including currency-linked notes. There is no limit on the number of countries in which the Fund may invest and the Fund may focus its investments in a single country or small group of countries at any time.

In addition to investments in securities, the Fund will use derivatives to gain exposure to non-G4 countries and currencies. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards as a substitute for securities in which the Fund can invest. The Fund typically uses foreign currency derivatives including forward foreign currency contracts to seek to increase income or gain to the Fund, as part of its risk management process to establish or adjust the Fund’s exposure to particular foreign currencies, to hedge an investment in one foreign currency back to another foreign currency and to hedge U.S. dollar investments to non-G4 currencies.

To maintain asset coverage requirements for the Fund’s derivative positions and for short-term investment and cash management purposes, the Fund may invest its assets in U.S. dollar-denominated investments such as registered investment companies including a J.P. Morgan money market fund, securities issued by the U.S. government and its agencies, or other U.S. dollar-denominated investments. Consistent with the Fund’s strategy of providing exposure to non-G4 currencies, the Fund will use currency derivatives to hedge its U.S. dollar-denominated investments back to non-G4 currencies but may not always be able to do so.

Under normal circumstances, at least 50% of the Fund’s total assets will be rated AAA or the equivalent by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Ratings (Fitch) or the unrated equivalent. The Fund may invest up to 10% of its total assets in below investment grade securities (also called junk bonds). The Fund seeks to maintain a duration of two years or less, although, under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Fund’s duration may be longer than two years. Duration is a measure of the price sensitivity of a debt security or a derivative or a portfolio of debt securities and/or derivatives to relative changes in interest rates. For instance, a duration of “two” means that an instrument’s or portfolio’s price would be expected to decrease by approximately 2% with a 1% increase in interest rates (assuming a parallel shift in yield curve).

The adviser will seek to achieve the Fund’s objective by actively managing the Fund’s exposure to currencies, interest rates, and sectors. The adviser actively manages interest rate exposure through duration management, country allocation, and yield curve positioning. The adviser buys and sells securities and investments for the Fund based on its view of currency, interest rates, and sectors. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, currency risk, credit risk, investor flows and the complex legal and technical structure of the transactions. With respect to currency management, the adviser adjusts the exposure of the portfolio to overweight or underweight individual currencies relative to a broad basket of international currencies.

		The Fund is non-diversified.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Foreign Securities and Emerging Market Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Fund may concentrate its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Derivative Risk. Derivatives, including futures contracts options, swaps and forwards including non-deliverable forwards, may be riskier than other types of investments and may increase volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Strategy Risk. The Fund’s use of foreign currency derivatives including currency forwards may not be effective to gain exposure to a non-G4 currency or to hedge the Fund’s investments in U.S. dollar-denominated investments back to a non-G4 currency. The Fund may invest a significant amount of its assets in U.S. dollar-denominated securities including registered investment companies and U.S. government and agency securities to support its derivative strategies. To the extent that the Fund’s hedging strategy is not successful, the Fund may have exposure to the U.S. dollar because of such investments. In addition, even if the Fund’s hedging strategies are successful, the Fund will be subject to risks associated with its U.S. dollar-denominated securities including interest rate and credit risk as well as risks specific to U.S. government and agency securities and securities of registered investment companies. Shareholders will bear both their proportionate share of the Fund’s expenses and similar expenses of an investment company in which the Fund invests. The Fund’s investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) securities) are subject to government securities risk. Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund. The table compares that performance to the Barclays Global Treasury 1–3 Year Index, a broad-based securities market index, the Barclays Global Ex-G4 Benchmark Currency Index, as well as the Lipper Currency Funds Average. The Lipper index is based on the total return of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past one calendar year. The table shows the average annual total returns over the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays Global Treasury 1–3 Year Index, a broad-based securities market index, the Barclays Global Ex-G4 Benchmark Currency Index, as well as the Lipper Currency Funds Average. The Lipper index is based on the total return of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2012	3.39%
Worst Quarter	2nd quarter, 2012	–2.76%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	463
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,158
10 Years	rr_ExpenseExampleYear10	2,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	463
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,158
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
Past 1 Year	rr_AverageAnnualReturnYear01	0.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.15%
Other Expenses	rr_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.65%	[2]
1 Year	rr_ExpenseExampleYear01	268
3 Years	rr_ExpenseExampleYear03	759
5 Years	rr_ExpenseExampleYear05	1,377
10 Years	rr_ExpenseExampleYear10	3,045
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	759
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,377
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,045
Past 1 Year	rr_AverageAnnualReturnYear01	2.97%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	712
10 Years	rr_ExpenseExampleYear10	1,650
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	712
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,650
2012	rr_AnnualReturn2012	4.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.76%)
Past 1 Year	rr_AverageAnnualReturnYear01	4.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund | Return After Taxes on Distributions | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.44%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund | Return After Taxes on Distributions and Sale of Fund Shares | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.19%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2011
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund | BARCLAYS GLOBAL TREASURY 1-3 YEAR INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.94%)
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund | BARCLAYS GLOBAL EX-G4 BENCHMARK CURRENCY INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.95%
A, C, Select Shares | JPMorgan Ex-G4 Currency Strategies Fund | LIPPER CURRENCY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.29%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.94%

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees��� deferred compensation plan) exceed 0.80%, 1.55% and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

A, C, Select Shares | JPMorgan Emerging Markets Local Currency Debt Fund
JPMorgan Emerging Markets Local Currency Debt Fund Class/Ticker: A/JECAX; C/JECCX; Select/JECSX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 30 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan Emerging Markets Local Currency Debt Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan Emerging Markets Local Currency Debt Fund		Class A	Class C	Select Class
Management Fees		0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses	[1]	0.68%	0.68%	0.68%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.67%	2.17%	1.42%
Fee Waivers and Expense Reimbursements	[2]	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.29%	1.79%	1.04%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.25%, 1.75% and 1.00% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example A, C, Select Shares JPMorgan Emerging Markets Local Currency Debt Fund (USD $)	1 Year	3 Years
CLASS A SHARES	501	846
CLASS C SHARES	282	643
SELECT CLASS SHARES	106	412

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan Emerging Markets Local Currency Debt Fund (USD $)	1 Year	3 Years
CLASS A SHARES	501	846
CLASS C SHARES	182	643
SELECT CLASS SHARES	106	412

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year (June 29, 2012 through October 31, 2012), the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund invests primarily in debt securities that it believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in debt securities of issuers located in or tied economically to emerging markets that are denominated in emerging markets currencies (Local Currency Debt Securities) or in derivatives or other instruments that are used as substitutes for Local Currency Debt Securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets currently include most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. A security will deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.

As part of its main investment strategies, the Fund may invest all or substantially all of its assets in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may invest, to a lesser extent, in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality. The Fund does not have any minimum quality rating requirement and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. As part of its principal investment strategies, the Fund may invest in foreign municipal securities, fixed and floating or variable rate instruments, inflation-linked securities, corporate debt and zero-coupon securities. The Fund may also invest in structured investments such as credit linked notes (CLNs) involving U.S. or non-U.S. counterparties for which the reference instrument is an emerging markets debt instrument denominated in an emerging markets currency. CLNs are typically structured as a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to emerging markets.

Derivatives are instruments that have a value based on another instrument, exchange rate or index. In addition to direct investments in securities, the Fund will use derivatives as a substitute for securities in which the Fund can invest. The Fund may use derivatives and in particular, currency forwards and interest rate swaps as well as securities with embedded derivatives such as CLNs to synthetically gain exposure to Local Currency Debt Securities. For purposes of the Fund’s 80% policy, the Fund will be deemed to be using a derivative as a substitute for a Local Currency Debt Security: (1) when the reference security for the derivative is a Local Currency Debt Security or (2) when the derivative whether used alone or in combination with securities or other derivatives creates a synthetic instrument with economic characteristics similar to a Local Currency Debt Security.

The Fund uses currency forwards including non-deliverable forwards and interest rate swaps as substitutes for Local Currency Debt Securities. In addition to using currency forwards and interest rate swaps as a substitute for investments in securities, the Fund may use futures contracts, options, credit default swaps and currency options to help manage duration, sector and yield curve exposure and credit and spread volatility and to establish or adjust exposure to particular foreign securities, markets or currencies. The Fund also may use derivatives to hedge an investment in one currency back to another currency, to increase income and gain to the Fund, and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest in U.S. dollar-denominated investments such as registered investment companies including J.P. Morgan money market funds, securities issued by the U.S. government and its agencies, or other U.S. dollar-denominated investments to maintain asset coverage for the Fund’s derivative positions and for cash management purposes. Although the Fund may hedge its investments to developed market currencies from time to time, the Fund is designed to seek exposure to emerging markets currencies and therefore, does not hedge its investments back to developed market currencies as part of its principal investment strategy.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors, combining macro-economic research with bottom up fundamental country and credit analysis. The adviser analyzes rates and foreign exchange separately using a quantitative assessment with a qualitative overlay. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, currency risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund is non-diversified.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Foreign Securities and Emerging Markets Risks. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets.” The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Sovereign Debt Risk. The Fund may invest all or substantially all of its assets in sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s investments and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Credit Risk. The Fund’s investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Derivatives Risk. Derivatives, including currency forwards, interest rate swaps and currency options, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be particularly sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Strategy Risk. The Fund’s use of derivatives such as currency forwards and interest rate swaps may not be effective to gain or manage exposure to a emerging markets or to hedge the Fund’s investments. The Fund may invest a significant amount of its assets in U.S. dollar-denominated securities including registered investment companies and U.S. government and agency securities to support its derivative strategies. The Fund will be subject to risks associated with such U.S. dollar-denominated securities including interest rate and credit risk as well as risks specific to U.S. government and agency securities and securities of registered investment companies.

High Yield Securities Risk. The Fund may invest in securities that are obligations of companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.

CLN Risk. CLNs are synthetic instruments that are subject to the counterparty risk described above under “Credit Risk.” In the event of a default, the Fund does not have a right in the underlying reference debt obligation. Generally, payments under the CLN are conditioned on the CLN’s receipt of payments from, and the CLN’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN invests. If a default were to occur, the stream of payments may stop and the CLN would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the CLN.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Inflation-Linked Security Risk. Inflation-linked emerging markets debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities may be adjusted periodically to a specified rate of inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in a particular emerging market or in the emerging markets in which the Fund invests or in the United States. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, changes in foreign exchange rates may negate the impact of any adjustments to interest rates payable on the securities for non-U.S. dollar denominated inflation-linked securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economics results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on June 29, 2012 and has limited reportable performance history. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
A, C, Select Shares | JPMorgan Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Emerging Markets Local Currency Debt Fund Class/Ticker: A/JECAX; C/JECCX; Select/JECSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 30 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/14
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year (June 29, 2012 through October 31, 2012), the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in debt securities that it believes have the potential to provide total return from countries whose economies or bond markets are less developed (emerging markets). Under normal circumstances, the Fund invests at least 80% of its Assets in debt securities of issuers located in or tied economically to emerging markets that are denominated in emerging markets currencies (Local Currency Debt Securities) or in derivatives or other instruments that are used as substitutes for Local Currency Debt Securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. Emerging markets currently include most countries in the world except Australia, Canada, Hong Kong, Japan, New Zealand, the U.S., the United Kingdom and most western European countries. A security will deemed to be tied economically to emerging markets if: (1) the issuer is organized under the laws of, or has a principal place of business in an emerging market; or (2) the principal listing of the issuer’s securities is in a market that is in an emerging market; or (3) the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (4) the issuer has at least 50% of its assets located in an emerging market.

As part of its main investment strategies, the Fund may invest all or substantially all of its assets in sovereign debt securities. Sovereign debt securities are securities that are issued or guaranteed by foreign sovereign governments or their agencies, authorities or political subdivisions or instrumentalities, and supranational agencies. The Fund may invest, to a lesser extent, in debt securities issued or guaranteed by foreign corporations and foreign financial institutions.

These securities may be of any maturity and quality. The Fund does not have any minimum quality rating requirement and may invest without limit in securities that are rated below investment grade (commonly known as junk bonds) or the unrated equivalent. As part of its principal investment strategies, the Fund may invest in foreign municipal securities, fixed and floating or variable rate instruments, inflation-linked securities, corporate debt and zero-coupon securities. The Fund may also invest in structured investments such as credit linked notes (CLNs) involving U.S. or non-U.S. counterparties for which the reference instrument is an emerging markets debt instrument denominated in an emerging markets currency. CLNs are typically structured as a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to emerging markets.

Derivatives are instruments that have a value based on another instrument, exchange rate or index. In addition to direct investments in securities, the Fund will use derivatives as a substitute for securities in which the Fund can invest. The Fund may use derivatives and in particular, currency forwards and interest rate swaps as well as securities with embedded derivatives such as CLNs to synthetically gain exposure to Local Currency Debt Securities. For purposes of the Fund’s 80% policy, the Fund will be deemed to be using a derivative as a substitute for a Local Currency Debt Security: (1) when the reference security for the derivative is a Local Currency Debt Security or (2) when the derivative whether used alone or in combination with securities or other derivatives creates a synthetic instrument with economic characteristics similar to a Local Currency Debt Security.

The Fund uses currency forwards including non-deliverable forwards and interest rate swaps as substitutes for Local Currency Debt Securities. In addition to using currency forwards and interest rate swaps as a substitute for investments in securities, the Fund may use futures contracts, options, credit default swaps and currency options to help manage duration, sector and yield curve exposure and credit and spread volatility and to establish or adjust exposure to particular foreign securities, markets or currencies. The Fund also may use derivatives to hedge an investment in one currency back to another currency, to increase income and gain to the Fund, and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest in U.S. dollar-denominated investments such as registered investment companies including J.P. Morgan money market funds, securities issued by the U.S. government and its agencies, or other U.S. dollar-denominated investments to maintain asset coverage for the Fund’s derivative positions and for cash management purposes. Although the Fund may hedge its investments to developed market currencies from time to time, the Fund is designed to seek exposure to emerging markets currencies and therefore, does not hedge its investments back to developed market currencies as part of its principal investment strategy.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors, combining macro-economic research with bottom up fundamental country and credit analysis. The adviser analyzes rates and foreign exchange separately using a quantitative assessment with a qualitative overlay. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, currency risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

		The Fund is non-diversified.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Foreign Securities and Emerging Markets Risks. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets.” The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Sovereign Debt Risk. The Fund may invest all or substantially all of its assets in sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s investments and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Credit Risk. The Fund’s investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Derivatives Risk. Derivatives, including currency forwards, interest rate swaps and currency options, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be particularly sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Strategy Risk. The Fund’s use of derivatives such as currency forwards and interest rate swaps may not be effective to gain or manage exposure to a emerging markets or to hedge the Fund’s investments. The Fund may invest a significant amount of its assets in U.S. dollar-denominated securities including registered investment companies and U.S. government and agency securities to support its derivative strategies. The Fund will be subject to risks associated with such U.S. dollar-denominated securities including interest rate and credit risk as well as risks specific to U.S. government and agency securities and securities of registered investment companies.

High Yield Securities Risk. The Fund may invest in securities that are obligations of companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Foreign Municipal Securities Risk. The risk of a foreign municipal security generally depends on the financial and credit status of the issuer, which in turn will depend on the local economic, regulatory, political and other factors and conditions. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the applicable legislature or municipality authorizes money for that purpose. In addition, the issuer of the obligations may be unable or unwilling to make interest and principal payments when due. These securities are also subject to foreign and emerging markets risks based on the location of the issuer.

CLN Risk. CLNs are synthetic instruments that are subject to the counterparty risk described above under “Credit Risk.” In the event of a default, the Fund does not have a right in the underlying reference debt obligation. Generally, payments under the CLN are conditioned on the CLN’s receipt of payments from, and the CLN’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN invests. If a default were to occur, the stream of payments may stop and the CLN would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the CLN.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Inflation-Linked Security Risk. Inflation-linked emerging markets debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities may be adjusted periodically to a specified rate of inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in a particular emerging market or in the emerging markets in which the Fund invests or in the United States. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, changes in foreign exchange rates may negate the impact of any adjustments to interest rates payable on the securities for non-U.S. dollar denominated inflation-linked securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economics results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economics results of those issuing the securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on June 29, 2012 and has limited reportable performance history. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on June 29, 2012 and has limited reportable performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
A, C, Select Shares | JPMorgan Emerging Markets Local Currency Debt Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[3]
1 Year	rr_ExpenseExampleYear01	501
3 Years	rr_ExpenseExampleYear03	846
1 Year	rr_ExpenseExampleNoRedemptionYear01	501
3 Years	rr_ExpenseExampleNoRedemptionYear03	846
A, C, Select Shares | JPMorgan Emerging Markets Local Currency Debt Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.79%	[3]
1 Year	rr_ExpenseExampleYear01	282
3 Years	rr_ExpenseExampleYear03	643
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
A, C, Select Shares | JPMorgan Emerging Markets Local Currency Debt Fund | SELECT CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[3]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	412
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	412

[1]	(under $1 million)
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.25%, 1.75% and 1.00% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013